Summary of Exposures to Significant Interest Rate Benchmarks Subject to LIBOR Reform (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Derivative notional amounts	$ 638,996	$ 592,440
Significant interest rate benchmarks subject to interest rate benchmark reform [member] | CDOR [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	17,236	10,927
Non-derivative financial liabilities	11,892	12,689
Derivative notional amounts	2,644,854	3,066,690
Off-balance sheet commitments	$ 63,628	$ 48,838